Segment Information - Schedule of Reportable Segments in the Financial Statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reportable Segments in the Financial Statements [Line Items]
Consolidated operating loss	$ (49,584,002)	$ (76,344,202)	$ (7,395,611)
Consolidated interest income	18,557	21,773	19,340
Consolidated interest expense	(927,622)	(8,167,872)	(298,958)
Consolidated segment assets	49,946,480	92,915,077	119,616,267
Total Operating Loss for Reportable Segments [Member]
Schedule of Reportable Segments in the Financial Statements [Line Items]
Consolidated operating loss	(44,885,345)	(76,344,202)	(7,395,611)
Other Corporate Expenses [Member]
Schedule of Reportable Segments in the Financial Statements [Line Items]
Consolidated operating loss	(4,698,357)
Total Interest Income for Reportable Segments [Member]
Schedule of Reportable Segments in the Financial Statements [Line Items]
Consolidated interest income	18,270	21,773	19,340
Other Corporate Interest Income [Member]
Schedule of Reportable Segments in the Financial Statements [Line Items]
Consolidated interest income	287
Total Interest Expense for Reportable Segments [Member]
Schedule of Reportable Segments in the Financial Statements [Line Items]
Consolidated interest expense	(669,840)	(8,167,872)	(298,958)
Other Corporate Interest Expense [Member]
Schedule of Reportable Segments in the Financial Statements [Line Items]
Consolidated interest expense	(257,782)
Total Segment Assets for Reportable Segments [Member]
Schedule of Reportable Segments in the Financial Statements [Line Items]
Consolidated segment assets	49,019,370	92,915,077	119,616,267
Other Corporate Segment Assets [Member]
Schedule of Reportable Segments in the Financial Statements [Line Items]
Consolidated segment assets	$ 927,110